Share based payments - Subscription right plans (Textual) (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subscription rights plans
Average exercise price	€ 92.7	€ 104.0	€ 70.1	€ 53.3
Subscription rights
Subscription rights plans
Share based compensation expense	€ 70,726	€ 79,959	€ 38,297
Average exercise price	€ 92.69	€ 103.95	€ 70.09
Weighted average remaining expected life	1955 days	2050 days	2023 days
Subscription rights | Supervisory board members
Subscription rights plans
Vesting period	36 months
Percentage vested	0.027%
2021 Plan ROW and RMV | Vesting tranche one
Subscription rights plans
Percentage vested	25.00%
2021 Plan ROW and RMV | Vesting tranche two
Subscription rights plans
Percentage vested	25.00%
2021 Plan ROW and RMV | Exercisable as of January 1, 2025
Subscription rights plans
Percentage vested	50.00%